Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $9,511,700.
Narrative - Max Aggregate Offering Price	$ 9,511,700